OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
OTHER CURRENT ASSETS

10. OTHER CURRENT ASSETS

The detail of other current assets as of the June 30, 2024 and December 31, 2023 were as follows:

	June 30, 2024	December 31, 2023
Value added tax receivable	$1,434,913	$2,207,983
Prepaid insurance	1,190,240	181,528
Other	651,782	402,082
Total	$3,276,935	$2,791,593

Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
OTHER CURRENT ASSETS

10. OTHER CURRENT ASSETS

The details of other current assets as of December 31, 2023 and December 31, 2022 were as follows:

	2023	2022

Value added tax receivable	$2,207,983	$179,566
Prepaid taxes	651,925	816,138
Other	583,610	712,609
Total	$3,443,518	$1,708,313